Capital Ratios - Capital Ratios for Park and Each Subsidiary (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	1.875%	1.25%
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	11.01%	10.35%
Tier One Risk Based Capital Required for Capital Adequacy	$ 345,970	$ 325,054
Common Equity Tier 1	11.01%	10.35%
Common Equity Tier One Capital Required for Capital Adequacy	$ 259,478	$ 243,791
Total Risk-Based	12.30%	11.60%
Capital Required for Capital Adequacy	$ 461,293	$ 433,406
Leverage Capital Required For Capital Adequacy To Average Total Assets	4.00%	4.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	6.00%
Tier One Risk Based Capital Required to be Well Capitalized	$ 461,293	$ 433,406
Common Equity Tier 1 Capital Required For Capital Adequacy To Average Total Assets	4.50%	4.50%
Common Equity Tier One Capital Required to be Well-Capitalized	$ 374,801	$ 352,142
Leverage	8.29%	7.36%
Tier One Leverage Capital Required for Capital Adequacy	$ 306,485	$ 304,722
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 576,617	$ 541,757
Tier One Risk Based Capital	$ 634,909	$ 560,530
Common Equity Tier 1 Capital Required To Be Well Capitalized To Average Total Assets	6.50%	6.50%
Common Equity Tier One Capital	$ 634,909	$ 560,530
Risk Based Capital	$ 709,101	$ 628,440
Leverage Capital Required To Be Well Capitalized To Average Total Assets	5.00%	5.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Leverage Capital	$ 634,909	$ 560,530
Tier One Leverage Capital Required to be Well Capitalized	$ 383,106	$ 380,903
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	13.30%	13.22%
Tier One Risk Based Capital Required for Capital Adequacy	$ 349,299	$ 329,235
Common Equity Tier 1	13.04%	12.94%
Common Equity Tier One Capital Required for Capital Adequacy	$ 261,975	$ 246,927
Total Risk-Based	14.19%	14.14%
Capital Required for Capital Adequacy	$ 465,732	$ 438,981
Leverage Capital Required For Capital Adequacy To Average Total Assets	4.00%	4.00%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	6.00%
Tier One Risk Based Capital Required to be Well Capitalized	$ 349,299	$ 329,235
Common Equity Tier 1 Capital Required For Capital Adequacy To Average Total Assets	4.50%	4.50%
Leverage	10.04%	9.44%
Tier One Leverage Capital Required for Capital Adequacy	$ 308,397	$ 307,441
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 582,166	$ 548,726
Leverage Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	4.00%	4.00%
Tier One Risk Based Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	8.50%	8.50%
Common Equity Tier 1 Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	7.00%	7.00%
Capital Required For Capital Adequacy plus capital conservation buffer To Average Total Assets	10.50%	10.50%
Tier One Risk Based Capital	$ 774,369	$ 725,221
Common Equity Tier One Capital	759,369	710,221
Risk Based Capital	$ 826,006	$ 775,867
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Leverage Capital	$ 774,369	$ 725,221
Minimum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer			0.625%
Maximum
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer	2.50%